COMMON STOCK - Common Stock Issuances (Details) - $ / shares	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Common Stock
Forfeitures		(5,000)
Repurchase of common stock	(860,669)	(445,740)	(13,613)
Stock Purchase Plan
Common Stock
Common stock issued	38,000	24,000
Average Share Price
Common stock issued (dollars per share)	$ 35.58	$ 32.80
Stock Gift Program
Common Stock
Common stock issued	3,000	3,000
Average Share Price
Common stock issued (dollars per share)	$ 33.56	$ 31.92
Stock Retainer Plan
Common Stock
Common stock issued	101,000	62,000
Average Share Price
Common stock issued (dollars per share)	$ 17.17	$ 19.02
LTSIP
Common Stock
Common stock issued	164,000	240,000
Average Share Price
Common stock issued (dollars per share)	$ 35.16	$ 31.81
Executive Stock Match Grants
Common Stock
Common stock issued	94,000	129,000
Average Share Price
Common stock issued (dollars per share)	$ 32.94	$ 32.03
Deferred Compensation Plans
Common Stock
Common stock issued	167,000	159,000
Average Share Price
Common stock issued (dollars per share)	$ 36.98	$ 32.16
Stock grant programs
Common Stock
Forfeitures	(14,000)
Common stock issued, net of forfeitures	348,000	429,000
Average Share Price
Common stock issued (dollars per share)	$ 29.37	$ 30.06